Derivative Instruments	9 Months Ended
Sep. 30, 2012
Derivative Instruments [Abstract]
Derivative Instruments

Note 11 – Derivative Instruments

From time to time, we may utilize derivative financial instruments to hedge cash flows from operations or to hedge the fair value of financial instruments. We may use derivative financial instruments with respect to a portion of our oil and gas production or a portion of our variable rate debt to achieve a more predictable cash flow by reducing our exposure to price fluctuations. These transactions are likely to be swaps, collars or options and to be entered into with major financial institutions or commodities trading institutions. Derivative financial instruments are intended to reduce our exposure to declines in the market prices of crude oil and natural gas that we produce and sell, or to increases in interest rates and to manage cash flows in support of our annual capital expenditure budget. We also have embedded derivatives related to our debt instruments and convertible preferred stock.

The fair market value of these derivative instruments is included in our balance sheet as follows for the periods indicated:

	September 30,	December 31,
	2012	2011
Derivatives not designated as hedges:
Oil and gas commodity derivatives:
Assets:
Prepaid expenses and other current assets	$104	$1,247

Embedded derivatives related to debt and equity instruments:
Liabilities:
Other liabilities - long-term	$(14,825)	$(16,067)

If all counterparties failed to perform, our maximum loss would have been $0.1 million as of September 30, 2012.

The effect of the derivatives not designated as hedges on our results of operations was as follows for the periods indicated:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2012	2011	2012	2011
Derivatives not designated as hedges:
Oil and gas commodity derivatives
Unrealized gains (losses)	$(1,515)	$538	$(3,420)	$(1,850)
	(1,515)	538	(3,420)	(1,850)

Embedded derivatives related to debt
and equity instruments
Unrealized gains (losses)	$311	$12,543	$1,242	$12,948

As of September 30, 2012, our outstanding commodity derivatives covered approximately 306 Mbbls of oil and 98 MMcf of natural gas cumulative through the end of 2012 and consisted of seven oil and two natural gas option contracts with three major counterparties.